Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 23,104	$ 6,628
Advances and prepayments to suppliers		4,101
Consumptive biological assets	195,359
Prepaid taxes	106,270
Other current assets	2,442	9,502
Assets of discontinued operations - current		481,321
Total current assets	327,175	501,552
Property and equipment, net	2,814,766	75,510
Operating lease right-of-use assets	195,775	178,166
Other assets	14,066
Assets of discontinued operations - non-current		1,349,625
Total assets	3,351,782	2,104,853
Current liabilities
Accounts payable	185,434
Accrued expenses	26,889
Income tax payable	21,835
Other payable	2,605,592
Operating lease liabilities - current portion	90,091	57,109
Other current liabilities		1,378,277
Liabilities of discontinued operations - current		1,085,744
Total current liabilities	2,966,143	2,521,130
Long-term loans payable	431,079	414,000
Operating lease liabilities - noncurrent portion	106,356	121,057
Total liabilities	3,503,578	3,056,187
Commitments and contingencies
Stockholders’ deficit
Ordinary shares, $0.0001 par value, 500,000,000 authorized, 111,120,000 shares issued and outstanding as of both December 31, 2023 and 2022	11,112	11,112
Additional paid-in capital	221,288	221,288
Accumulated deficit	(472,966)	(1,224,575)
Accumulated other comprehensive income	88,770	40,841
Total stockholders’ deficit	(151,796)	(951,334)
Total liabilities and stockholders’ deficit	3,351,782	2,104,853
Related Party
Current liabilities
Due to related parties	$ 36,302